Related Party Transactions - Amounts Due from (to) Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction
Amounts due from related parties	$ 2,428	$ 1,998
Amount due to related parties	1,760	1,717
KOAS
Related Party Transaction
Amounts due from related parties	101	118
Amount due to related parties	892	1,398
KNOT and affiliates
Related Party Transaction
Amounts due from related parties	2,327	1,880
Amount due to related parties	$ 868	$ 319